Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	245.3	93.9	90.3
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years